Note 9 - Goodwill and Intangible Assets - Schedule of Finite-lived Intangible Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finite-lived, intangible assets, gross	€ 2,625	€ 2,577
Finite-lived, intangible assets, accumulated amortization	(1,855)	(1,730)
Total	770	847
Licensing Agreements [Member]
Finite-lived, intangible assets, gross	1,466	1,431
Finite-lived, intangible assets, accumulated amortization	(699)	(587)
Trademarks and Trade Names [Member]
Finite-lived, intangible assets, gross	427	414
Finite-lived, intangible assets, accumulated amortization	(424)	(411)
Patents [Member]
Finite-lived, intangible assets, gross	412	412
Finite-lived, intangible assets, accumulated amortization	(412)	(412)
Organization Costs [Member]
Finite-lived, intangible assets, gross	320	320
Finite-lived, intangible assets, accumulated amortization	€ (320)	€ (320)